Academy Veteran Impact ETF
Schedule of Investments
October 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES - 99.2%	Par	Value
Ginnie Mae I Pool
Pool 615400, 4.50%, 08/15/2033	$415,014	$413,789
Pool 666291, 2.50%, 12/15/2042	85,695	73,878
Pool 682229, 4.00%, 07/15/2049	171,613	161,589
Pool AD0997, 2.50%, 04/15/2043	41,390	35,681
Pool AD0998, 2.50%, 04/15/2043	113,338	97,705
Pool AD0999, 2.50%, 05/15/2043	10,791	9,303
Ginnie Mae II Pool
Pool 784981, 3.50%, 04/20/2050	990,291	884,049
Pool 785510, 2.50%, 01/20/2051	2,019,623	1,665,836
Pool 786095, 3.00%, 04/20/2052	79,503	68,769
Pool 786134, 3.00%, 04/20/2052	288,698	249,720
Pool 786463, 3.50%, 12/20/2052	2,213,058	1,945,680
Pool 786464, 2.50%, 12/20/2052	449,415	362,304
Pool 786552, 2.00%, 12/20/2052	456,105	362,161
Pool 786723, 3.50%, 11/20/2052	347,951	307,128
Pool 786724, 2.50%, 01/20/2053	922,346	743,795
Pool 786784, 4.50%, 06/20/2053	851,829	807,685
Pool 786793, 2.00%, 12/20/2052	461,209	366,213
Pool 786842, 4.00%, 04/20/2053	965,475	886,649
Pool 787240, 5.00%, 01/20/2054	2,636,855	2,569,171
Pool BK5879, 4.50%, 11/20/2048	217,158	208,231
Pool BS8626, 3.00%, 02/20/2050	845,550	739,893
Pool BS8891, 3.50%, 02/20/2050	1,224,007	1,106,433
Pool BS8912, 3.00%, 02/20/2050	941,218	823,606
Pool BT1911, 3.50%, 12/20/2050	151,251	136,330
Pool BU6116, 2.50%, 04/20/2050	61,238	51,708
Pool BU6352, 3.50%, 06/20/2051	182,341	161,593
Pool BX2636, 2.50%, 10/20/2050	717,278	601,479
Pool BY0769, 2.50%, 09/20/2050	966,720	810,659
Pool BZ0238, 2.50%, 03/20/2051	1,890,045	1,563,082
Pool CD4331, 2.00%, 04/20/2051	434,870	352,961
Pool CK2586, 3.00%, 04/20/2052	1,917,986	1,659,037
Pool CL5518, 3.00%, 03/20/2052	2,109,422	1,824,627
Pool CL5523, 3.00%, 04/20/2052	359,441	310,913
Pool CN0347, 3.00%, 09/20/2052	976,857	844,971
Pool CN5150, 2.50%, 07/20/2052	975,284	815,481
Pool CN6487, 3.00%, 06/20/2052	1,122,831	971,236
Pool CN6885, 3.50%, 05/20/2052	89,918	80,793
Pool CN8589, 4.00%, 08/20/2052	407,919	374,609
Pool CO4367, 5.00%, 08/20/2052	133,939	130,797
Pool CO5999, 3.00%, 09/20/2052	1,168,789	1,013,421
Pool CQ2299, 3.00%, 11/20/2052	977,334	847,416
Pool CQ5485, 4.50%, 11/20/2052	446,863	423,705
Pool CR2134, 3.50%, 09/20/2060	672,848	582,333
Pool CT5959, 4.50%, 04/20/2053	770,133	729,549
Pool CT6282, 4.50%, 02/20/2062	468,294	437,607
Pool CT6754, 6.00%, 08/20/2062	235,665	236,479
Pool CT9943, 5.00%, 04/20/2053	1,632,776	1,590,865
Pool CU0134, 4.50%, 05/20/2053	887,995	841,200
Pool CU4415, 6.50%, 05/20/2053	256,945	261,773
Pool CU5352, 5.50%, 08/20/2053	661,589	656,087
Pool CV1066, 5.00%, 06/20/2053	1,104,702	1,076,346
Pool CV6338, 5.50%, 07/20/2053	1,245,960	1,238,566
Pool CV6387, 5.00%, 06/20/2053	686,585	668,961
Pool CV6664, 5.50%, 06/20/2053	429,027	429,730
Pool CV7142, 4.50%, 07/20/2050	2,081,980	1,972,265
Pool CW6876, 7.00%, 08/20/2053	134,566	136,169
Pool MA2752, 2.50%, 04/20/2045	1,061,714	915,651
Pool MA2824, 2.50%, 05/20/2045	729,086	628,784
Pool MA5386, 3.00%, 08/20/2048	162,533	140,940
Pool MA6464, 3.00%, 02/20/2050	125,546	107,933
Pool MA7191, 1.50%, 02/20/2051	340,718	268,575
Pool MA7906, 2.00%, 03/20/2037	670,609	585,970
Pool MA8040, 1.50%, 04/20/2052	561,988	427,638
Pool MA8095, 1.50%, 12/20/2043	106,716	88,996
Pool MA8173, 2.50%, 08/20/2037	234,513	215,195
Pool MA8239, 2.00%, 02/20/2037	462,630	410,415
Pool MA8314, 2.00%, 01/20/2037	116,163	103,088
Pool MA8417, 4.00%, 11/20/2052	1,838,620	1,671,432
Pool MA8710, 3.00%, 01/20/2052	1,420,776	1,211,658
Pool MA8712, 4.00%, 03/20/2053	3,571,306	3,249,189
Pool MA8782, 2.00%, 12/20/2051	760,521	603,876
Pool MA8783, 2.50%, 03/20/2052	1,302,187	1,048,044
Pool MA8860, 2.00%, 08/20/2052	806,817	640,636
Pool MA8862, 3.00%, 01/20/2053	1,592,816	1,358,376
Pool MA8941, 2.00%, 06/20/2053	1,709,451	1,395,883
Pool MA9093, 5.00%, 08/20/2053	1,714,218	1,668,103
Pool MA9153, 2.50%, 09/20/2053	827,067	665,652
Pool MA9157, 4.50%, 09/20/2053	1,529,575	1,443,923
Pool MA9223, 3.00%, 04/20/2052	2,901,368	2,474,328
Pool MA9224, 3.50%, 10/20/2053	844,073	741,007
Pool MA9287, 3.00%, 02/20/2052	864,675	737,407
Pool MA9344, 3.00%, 09/20/2053	196,706	166,684
Pool MA9481, 2.00%, 01/20/2054	3,298,971	2,689,945
Pool MA9593, 6.00%, 04/20/2054	1,043,076	1,044,722
Pool MA9710, 4.50%, 05/20/2054	842,300	794,182
Small Business Administration Pools
Pool 530428, 5.55% (Prime Rate + (2.45%)), 10/25/2033 (a)	344,557	347,342
Pool 530439, 5.55% (Prime Rate + (2.45%)), 10/25/2033 (a)	862,385	869,420
Pool 530455, 5.65% (Prime Rate + (2.35%)), 11/25/2033 (a)	1,323,789	1,338,681
Pool 530472, 5.70% (Prime Rate + (2.30%)), 12/25/2033 (a)	348,199	352,568
Pool 530560, 5.30% (Prime Rate + (2.70%)), 05/25/2034 (a)	544,587	545,845
Pool 530574, 5.30% (Prime Rate + (2.70%)), 05/25/2034 (a)	481,993	483,138
Pool 530588, 5.30% (Prime Rate + (2.70%)), 08/25/2034 (a)	829,104	831,249
Pool 530592, 7.00% (Prime Rate + (1.00%)), 08/25/2034 (a)	292,748	306,175
Pool 530612, 5.30% (Prime Rate + (2.70%)), 08/25/2034 (a)	489,524	490,827
Pool 530631, 5.35% (Prime Rate + (2.65%)), 08/25/2034 (a)	187,448	188,250
Pool 530653, 5.35% (Prime Rate + (2.65%)), 09/25/2034 (a)	74,533	74,864
TOTAL MORTGAGE-BACKED SECURITIES (Cost $71,654,983)		72,048,607

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares
First American Government Obligations Fund - Class X, 4.78% (b)	326,716	326,716
TOTAL SHORT-TERM INVESTMENTS (Cost $326,716)		326,716

TOTAL INVESTMENTS - 99.6% (Cost $71,981,699)		72,375,323
Other Assets in Excess of Liabilities - 0.4%		307,827
TOTAL NET ASSETS - 100.0%		$72,683,150

Percentages are stated as a percent of net assets.

(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2024.

(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024:

Academy Veteran Impact ETF

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$–	$72,048,607	$–	$72,048,607
Money Market Funds	326,716	–	–	326,716
Total Investments	$326,716	$72,048,607	$–	$72,375,323

Refer to the Schedule of Investments for further disaggregation of investment categories.